Prepayments On Flight Equipment (Narrative) (Details) (USD $)					12 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 LATAM [Member] item	Dec. 31, 2013 LATAM [Member] A330 Aircraft [Member] item	Dec. 31, 2013 Airbus [Member] item	Dec. 31, 2009 Airbus [Member] item	Dec. 31, 2005 Airbus [Member] item	Dec. 31, 2013 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2009 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2007 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2006 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2010 Boeing [Member] Boeing 737 Aircraft [Member] item
Property, Plant and Equipment [Line Items]
Number of aircraft ordered									70				20	15
Number of aircraft ordered subject to reconfirmation rights									8
Number of additional aircraft ordered								4			2	10
Number of aircraft delivered							66			32
Number of aircraft sold							12			13
Number of aircraft to be delivered					15									10
Purchase and leaseback agreement					$ 2,600,000,000
Number of aircraft	236				25	10
Payments for (Proceeds from) Productive Assets					659,000,000
Amount allocated to flight equipment held for operating leases					577,000,000
Prepayments on flight equipment	$ 223,815,000	$ 53,594,000	[1]	$ 96,000,000	$ 82,000,000
Number of purchase rights														5

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.